Share-Based Payments - Summary of Main Input Parameters Have Been Used to Determine the Value of Payouts (Detail)		6 Months Ended	12 Months Ended
	Mar. 17, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Main Input Parameters Have Been Used To Determine The Value Of Payouts [Line Items]
Expected volatility	72.50%		58.60%
Expected dividend yield	0.00%		0.00%	0.00%
Second Special Fees Agreement [Member]
Disclosure Of Main Input Parameters Have Been Used To Determine The Value Of Payouts [Line Items]
Interest rate		0.43%
Expected volatility		60.00%
Expected dividend yield		0.00%